NOTES PAYABLE - RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Summary of notes payable from related parties

As of December 31, 2021 and 2020, notes payable from related parties consist of the following:

	2021		2020
Convertible notes payable maturing in February 2023, bearing interest at 8.00 percent per annum	$—	(i)	$2,049,037	(i)
Convertible note payable maturing in March 2023, bearing interest at 6.00 percent per annum	—	(ii)	2,189,264	(ii)
Total Notes Payable - Related Parties	—		4,238,301
Less Unamortized Debt Issuance Costs and Loan Origination Fees	—		(534,335)
Net Amount	$—		$3,703,966
Less Current Portion of Notes Payable - Related Parties	—		—
Notes Payable, Net of Current Portion - Related Parties	$—		$3,703,966
(i)	Effective January 8, 2020, the board of directors of GH Group approved approximately $17,500,000 in a private placement of Senior Convertible Notes. On January 4, 2021, the board of directors of GH Group approved an increase of the Senior Convertible Notes offering to $22,599,844. On June 29, 2021, the Senior Convertible Notes were automatically converted into Preferred Shares following the occurrence of a Qualified Equity Financing (“QEF”) at a conversion price equal to the lesser of 80% of the cash price paid per Preferred Share or the quotient resulting from dividing $250,000,000 by the number of outstanding shares of Common Stock of GH Group immediately prior to the QEF. Prior to conversion, the Senior Convertible Notes bore cash interest at a rate of 4% per year paid quarterly and generally accrue interest at a rate of 4.3% per year. The Senior Convertible Note holders were also issued a security interest in the stock and membership interests held by GH Group and its subsidiaries. As noted above, on June 29, 2021, all principal and accrued interest under the Senior Convertible Notes were converted into Preferred Shares. See “Note 13 – Derivative Liabilities” and “Note 18 – Shareholders’ Equity” for further details on aggregate shares issued and amounts.
(ii)	During the year ended December 31, 2018, Magu Farm LLC (“Magu Farm”) issued approximately $9,925,000 in secured promissory notes convertible into equity interests (collectively, the “Magu Farm Convertible Notes”) in Magu Investment Fund LLC (“Magu Investment Fund”) to certain lenders who are affiliates of shareholders of the Company (collectively, the “Magu Farm Lenders,” and individually, a “Magu Farm Lender”)